CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Income for the year		$ 1,973,279	$ 2,076,773	$ 3,957,833
Adjustments for:
Depreciation and amortization		616,170	632,854	548,510
Bargain purchase gain			(2,211)	(3,162)
Income tax accruals less payments		(31,221)	(222,510)	(143,391)
Equity in earnings of non-consolidated companies		(58,038)	(8,548)	(95,404)
Interest accruals less payments, net		(3,904)	(1,067)	(53,480)
Provision for the ongoing litigation related to the acquisition of participation in Usiminas		25,579	89,371
Changes in provisions		(5,380)	(25,155)	21,284
Reclassification of currency translation adjustment reserve				(878)
Changes in working capital	[1]	47,772	286,917	182,428
Others, including net foreign exchange differences		35,323	39,794	(18,667)
Net cash provided by operating activities		2,599,580	2,866,218	4,395,073
Cash flows from investing activities
Capital expenditures		(617,183)	(693,956)	(619,445)
Changes in advance to suppliers of property, plant and equipment		6,155	(10,391)	1,736
Cash decrease due to deconsolidation of subsidiaries		(1,848)
Acquisition of subsidiaries, net of cash acquired	[2]	(17,666)	31,446	(265,657)
Other investments at fair value				(1,126)
Additions to associated companies				(22,661)
Loan to joint ventures		(1,359)	(5,551)	(3,754)
Proceeds from disposal of property, plant and equipment and intangible assets		58,379	28,963	12,881
Dividends received from non-consolidated companies		62,022	73,810	68,781
Changes in investments in securities		318,897	(821,478)	(1,857,272)
Net cash used in investing activities		(192,603)	(1,397,157)	(2,686,517)
Cash flows from financing activities
Dividends paid		(900,361)	(757,786)	(636,511)
Dividends paid to non-controlling interest in subsidiaries		(31,120)	(5,862)	(18,967)
Changes in non-controlling interests			1,143	3,772
Acquisition of treasury shares		(1,362,319)	(1,439,589)	(213,739)
Payments of lease liabilities		(66,918)	(68,574)	(51,492)
Proceeds from borrowings		655,471	1,870,666	1,723,677
Repayments of borrowings		(772,585)	(1,999,427)	(1,931,747)
Net cash used in financing activities		(2,477,832)	(2,399,429)	(1,125,007)
(Decrease) increase in cash and cash equivalents		(70,855)	(930,368)	583,549
Movement in cash and cash equivalents
At the beginning of the year		660,798	1,616,597	1,091,433
Effect of exchange rate changes		(17,499)	(25,431)	(58,385)
(Decrease) increase in cash and cash equivalents		(70,855)	(930,368)	583,549
At December 31,		572,444	660,798	1,616,597
Cash and cash equivalents
Cash and bank deposits		572,647	675,256	1,637,821
Bank overdrafts		(203)	(14,458)	(21,224)
Cash and cash equivalents		$ 572,444	$ 660,798	$ 1,616,597

[1]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar for an amount of $(39.4) million for 2025, $30.3 million for 2024 and $(16.7) million for 2023.
[2]	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.